UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Net revenue	$ 1,940,000	$ 1,418,000
Cost of revenue	1,471,000	1,319,000
Gross profit	469,000	99,000
Research and development expenses	128,000	103,000
Selling, general and administrative expenses	116,000	91,000
Operating expenses	244,000	194,000
Profit (loss) from operations	225,000	(95,000)
Finance expenses, net	(28,000)	(28,000)
Share of profit of joint ventures and associates	1,000	1,000
Other income, net	9,000	6,000
Profit (loss) before income taxes	207,000	(116,000)
Income tax expense	(29,000)	(11,000)
Net income (loss) for the period	178,000	(127,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	179,000	(126,000)
Non-controlling interest	(1,000)	(1,000)
Net income (loss) for the period	$ 178,000	$ (127,000)
Net earnings (loss) per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	532,000,000	500,000,000
Diluted weighted average common shares outstanding (in shares)	549,000,000	500,000,000
Basic loss per share (in USD per share)	$ 0.34	$ (0.25)
Diluted loss per share (in USD per share)	$ 0.33	$ (0.25)